Growth Fund Expense Example - Growth Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 939